UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	08/31
Date of reporting period:	5/31/09

     The following N-Q relates only to Dreyfus Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for these series, as appropriate.

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2009 (Unaudited)

Common Stocks--94.7%	Shares	Value ($)
Consumer Discretionary--16.9%
McDonald's	55,000	3,244,450
McGraw-Hill Cos.	78,500	2,362,065
News, Cl. A	185,200	1,811,256
Philip Morris International	160,000	6,822,400
Procter & Gamble	102,000	5,297,880
Target	45,000	1,768,500
		21,306,551
Consumer Staples--21.6%
Altria Group	160,000	2,734,400
Coca-Cola	150,000	7,374,000
Estee Lauder, Cl. A	29,000	959,320
Nestle, ADR	150,125	5,475,059
PepsiCo	80,000	4,164,000
Wal-Mart Stores	45,000	2,238,300
Walgreen	135,000	4,021,650
Whole Foods Market	15,000 a	283,050
		27,249,779
Energy--22.2%
Chevron	84,000	5,600,280
ConocoPhillips	70,000	3,208,800
Exxon Mobil	125,560	8,707,586
Halliburton	50,000	1,146,500
Occidental Petroleum	40,000	2,684,400
Patriot Coal	2,400 b	21,744
Peabody Energy	12,000	407,760
Royal Dutch Shell, ADR	50,000	2,695,500
Total, ADR	45,000	2,594,250
Transocean	12,243 b	973,074
		28,039,894
Financial--4.5%
American Express	32,500	807,625
Bank of America	95,000	1,070,650
HSBC Holdings, ADR	49,583	2,254,043
JPMorgan Chase & Co.	40,500	1,494,450
		5,626,768
Health Care--9.4%
Abbott Laboratories	70,000	3,154,200
Johnson & Johnson	90,000	4,964,400
Medtronic	30,000	1,030,500
Merck & Co.	50,000	1,379,000
Novo Nordisk, ADR	25,000	1,302,000
		11,830,100
Industrials--5.1%
Caterpillar	27,000	957,420
Emerson Electric	23,000	738,070

General Dynamics	11,000	625,900
General Electric	204,000	2,749,920
United Technologies	27,000	1,420,470
		6,491,780
Information Technology--12.8%
Apple	25,000 b	3,395,250
Automatic Data Processing	30,000	1,140,300
Cisco Systems	100,000 b	1,850,000
Intel	325,000	5,109,000
Microsoft	100,000	2,089,000
QUALCOMM	25,000	1,089,750
Texas Instruments	75,000	1,455,000
		16,128,300
Materials--2.2%
Freeport-McMoRan Copper & Gold	14,000	762,020
Praxair	25,000	1,830,000
Rio Tinto, ADR	1,000	181,440
		2,773,460
Total Common Stocks
(cost $117,829,615)		119,446,632

Other Investment--5.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,243,000)	6,243,000 [c]	6,243,000
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $252,511)	252,511 [c]	252,511

Total Investments (cost $124,325,126)	99.9%	125,942,143
Cash and Receivables (Net)	.1%	125,822
Net Assets	100.0%	126,067,965

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $254,745 and the total market value of the collateral held by the fund is $252,511.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $124,325,126. Net unrealized appreciation on investments was $1,617,017 of which $21,725,706 related to appreciated investment securities and $20,108,689 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investment in Securities	120,467,084	5,475,059		0	125,942,143
Other Financial Instruments+	0	0		0	0
Liabilities ($)
Other Financial Instruments+	0	0		0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

          (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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